UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21227
Eaton Vance Insured Pennsylvania Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance Insured Pennsylvania Municipal Bond Fund                                                            as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 174.5%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 3.4%
$750	Lancaster County, Hospital Authority, Prerefunded to 9/15/13, 5.50%, 3/15/26	$811,665
135	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29 (1)	139,543
515	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29 (1)	551,827
		$1,503,035
Hospital — 10.3%
$1,000	Lancaster County, Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$928,320
350	Lebanon County, Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	375,571
1,500	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,536,420
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	800,737
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, (Childrens Hospital), 4.50%, 7/1/37	935,080
		$4,576,128
Insured-Electric Utilities — 8.1%
$3,615	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	$3,627,436
		$3,627,436
Insured-Escrowed / Prerefunded — 30.5%
$1,700	Allegheny County Industrial Development Authority, (MBIA), Prerefunded to 11/1/12, 5.00%, 11/1/29	$1,780,240
1,000	Butler School District, (FSA), Prerefunded to 4/1/14, 5.00%, 4/1/31	1,060,150
1,000	Pennridge School District, (MBIA), Prerefunded to 2/15/13, 5.00%, 2/15/29	1,051,290
585	Pennridge School District, (MBIA), Prerefunded to 2/15/13, 5.00%, 2/15/29	615,005
2,500	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), Prerefunded to 4/1/08, 5.00%, 4/1/29 (2)	2,547,700
1,355	Philadelphia Natural Gas Works, (FSA), Prerefunded to 8/1/11, 5.125%, 8/1/31	1,412,547
1,750	Pittsburgh Water and Sewer Authority, (AMBAC), Prerefunded to 6/1/12, 5.125%, 12/1/27 (1)	1,838,456
400	Puerto Rico Electric Power Authority, (FSA), Variable Rate, Prerefunded to 7/1/10, 7.69%, 7/1/29 (3)(4)	457,776

$1,200	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)	$1,259,212
270	Southcentral General Authority, (MBIA), Escrowed to Maturity, 5.25%, 5/15/31	282,131
1,230	Southcentral General Authority, (MBIA), Prerefunded to 5/1/11, 5.25%, 5/15/31	1,295,891
		$13,600,398
Insured-General Obligations — 28.2%
$1,650	Armstrong County, (MBIA), 5.40%, 6/1/31	$1,721,956
1,530	Bristol Borough School District, (FSA), 4.25%, 3/1/31	1,417,560
500	Canon McMillan School District, (FGIC), 5.25%, 12/1/34	522,495
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	331,660
1,000	Gateway School District, Alleghany County, (FGIC), 5.00%, 10/15/32	1,027,080
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21	1,334,195
1,120	Norwin, School District, (FSA), 4.50%, 4/1/35	1,072,837
1,750	Philadelphia, (FSA), 5.00%, 9/15/31 (1)	1,777,465
500	Philadelphia, (FSA), 5.00%, 9/15/31	507,825
1,000	Pine-Richland School District, (FSA), 5.00%, 9/1/29	1,025,260
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	729,377
1,060	Upper Clair Township, School District, (FSA), 5.00%, 7/15/32	1,086,977
		$12,554,687
Insured-Hospital — 2.3%
$1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	$1,017,860
		$1,017,860
Insured-Lease Revenue / Certificates of Participation — 10.2%
$1,300	Philadelphia, Authority for Industrial Development Lease Revenue, (FSA), 5.125%, 10/1/26	$1,346,176
1,700	Philadelphia, Authority for Industrial Development Lease Revenue, (FSA), 5.25%, 10/1/30	1,765,008
1,500	State Public School Building Authority, (School District Philadelphia), (FSA), 4.50%, 6/1/36	1,422,120
		$4,533,304
Insured-Private Education — 16.5%
$1,000	Chester County, Industrial Development Authority Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,025,510
750	Cumberland County, Municipal Authority College Revenue, (Dickinson College), (MBIA), 4.50%, 5/1/37	720,788
3,315	Delaware County, (Villanova University), (MBIA), 5.00%, 12/1/28	3,373,841

$1,900	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	$1,821,492
440	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (MBIA), 4.50%, 6/15/36	421,780
		$7,363,411
Insured-Public Education — 7.9%
$2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	$2,497,440
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	1,022,620
		$3,520,060
Insured-Special Tax Revenue — 10.0%
$4,350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29	$4,440,828
		$4,440,828
Insured-Transportation — 18.0%
$2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	$2,056,100
1,000	Allegheny County, Port Authority, (FGIC), 5.00%, 3/1/29	1,026,300
2,100	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	2,322,306
2,450	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (1)	2,624,769
		$8,029,475
Insured-Water and Sewer — 18.1%
$1,000	Ambridge Borough, Municipal Authority, (FSA), 4.60%, 10/15/41	$960,770
1,555	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	657,205
2,155	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	910,789
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	770,016
1,500	Pennsylvania University Sewer Authority, (MBIA), 5.00%, 11/1/26	1,539,285
3,000	Philadelphia, Water and Wastewater, (FGIC), 5.00%, 11/1/31 (1)	3,066,030
150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	154,404
		$8,058,499
Private Education — 6.7%
$3,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$2,993,010
		$2,993,010

Senior Living / Life Changes — 1.1%
$300	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	$299,781
200	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200,348
		$500,129
Transportation — 3.2%
$1,400	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,431,668
		$1,431,668
Total Tax-Exempt Investments — 174.5% (identified cost $75,961,212)		$77,749,928
Other Assets, Less Liabilities — (16.2)%		$(7,197,977)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.3)%		$(26,004,879)
Net Assets Applicable to Common Shares — 100.0%		$44,547,072

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 85.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 27.2% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $457,776 or 1.0% of the Fund’s net assets applicable to common shares.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.

A summary of financial instruments at June 30, 2007 is as follows:

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$1,800,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$61,739
Merrill Lynch Capital Services, Inc.	$1,800,000	4.006%	USD-BMA Municipal Swap Index	August 7, 2007/ August 7, 2037	$73,438
Lehman Brothers, Inc.	$2,000,000	3.896%	USD-BMA Municipal Swap Index	October 23, 2007/ October 23, 2037	$115,327
Lehman Brothers, Inc.	$1,450,000	5.956%	3-month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(24,144)
					$226,360

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$67,447,160
Gross unrealized appreciation	$2,145,342
Gross unrealized depreciation	(337,574)
Net unrealized appreciation	$1,807,768

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 27, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 27, 2007